Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.503080%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	2.55963%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,499,849.92

Principal:
Principal Collections	$19,698,152.24
Prepayments in Full	$9,232,786.97
Liquidation Proceeds	$308,628.59
Recoveries	$61,895.35
Sub Total	$29,301,463.15
Collections	$31,801,313.07

Purchase Amounts:
Purchase Amounts Related to Principal	$211,757.37
Purchase Amounts Related to Interest	$1,206.84
Sub Total	$212,964.21

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,014,277.28

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	8
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,014,277.28
Servicing Fee	$763,877.06	$763,877.06	$0.00	$0.00	$31,250,400.22
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,250,400.22
Interest - Class A-2a Notes	$612,037.70	$612,037.70	$0.00	$0.00	$30,638,362.52
Interest - Class A-2b Notes	$211,701.36	$211,701.36	$0.00	$0.00	$30,426,661.16
Interest - Class A-3 Notes	$855,900.00	$855,900.00	$0.00	$0.00	$29,570,761.16
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$29,280,700.83
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,280,700.83
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$29,187,803.00
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,187,803.00
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$29,123,249.67
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,123,249.67
Regular Principal Payment	$38,615,637.07	$29,123,249.67	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$32,014,277.28

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,123,249.67
Total					$29,123,249.67
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$21,357,049.76	$77.66	$612,037.70	$2.23	$21,969,087.46	$79.89
Class A-2b Notes	$7,766,199.91	$77.66	$211,701.36	$2.12	$7,977,901.27	$79.78
Class A-3 Notes	$0.00	$0.00	$855,900.00	$2.70	$855,900.00	$2.70
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$29,123,249.67	$27.67	$2,127,150.55	$2.02	$31,250,400.22	$29.69

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$248,123,393.52	0.9022669	$226,766,343.76	0.8246049
Class A-2b Notes	$90,226,688.56	0.9022669	$82,460,488.65	0.8246049
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$810,960,082.08	0.7704279	$781,836,832.41	0.7427602

Pool Information
Weighted Average APR	3.278%	3.260%
Weighted Average Remaining Term	52.32	51.46
Number of Receivables Outstanding	35,635	35,037
Pool Balance	$916,652,467.28	$886,960,581.77
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$830,705,931.93	$804,070,006.05
Pool Factor	0.7891980	0.7636345

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$82,890,575.72
Targeted Overcollateralization Amount	$114,616,136.76
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$105,123,749.36

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		62	$240,560.34
(Recoveries)		15	$61,895.35
Net Loss for Current Collection Period			$178,664.99
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2339%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3124%
Second Prior Collection Period			0.4168%
Prior Collection Period			0.4873%
Current Collection Period			0.2377%
Four Month Average (Current and Prior Three Collection Periods)			0.3636%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		509	$1,801,387.16
(Cumulative Recoveries)			$92,065.35
Cumulative Net Loss for All Collection Periods			$1,709,321.81
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1472%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,539.07
Average Net Loss for Receivables that have experienced a Realized Loss			$3,358.20

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.63%	218	$5,624,119.36
61-90 Days Delinquent	0.07%	25	$627,333.74
91-120 Days Delinquent	0.01%	2	$94,914.69
Over 120 Days Delinquent	0.02%	6	$177,092.25
Total Delinquent Receivables	0.74%	251	$6,523,460.04

Repossession Inventory:
Repossessed in the Current Collection Period		17	$539,146.90
Total Repossessed Inventory		30	$1,023,382.80

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0661%
Prior Collection Period			0.0758%
Current Collection Period			0.0942%
Three Month Average			0.0787%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1014%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	8

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer